Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 43.1%
Automobile Components - 1.1%
BorgWarner, Inc.
4.38%, 03/15/2045	$ 90,000	$ 74,390
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	176,000	181,903
		256,293
Automobiles - 1.1%
Ford Motor Co.
3.25%, 02/12/2032	130,000	108,775
General Motors Co.
5.60%, 10/15/2032 (B)	141,000	143,375
		252,150
Banks - 9.2%
BNP Paribas SA
4.38%, 09/28/2025 (A)	200,000	197,526
BPCE SA
Fixed until 10/19/2026, 2.05% (C), 10/19/2027 (A)	250,000	232,507
Deutsche Bank AG
1.69%, 03/19/2026	265,000	251,401
Goldman Sachs Group, Inc.
Fixed until 06/15/2026, 4.39% (C), 06/15/2027	133,000	131,148
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (A)	200,000	225,514
Morgan Stanley
Fixed until 10/21/2024, 0.86% (C), 10/21/2025	251,000	248,310
PNC Bank NA
4.05%, 07/26/2028	250,000	241,942
PNC Financial Services Group, Inc.
Fixed until 01/24/2033, 5.07% (C), 01/24/2034	153,000	150,840
UniCredit SpA
Fixed until 06/03/2031, 3.13% (C), 06/03/2032 (A)	200,000	173,164
US Bancorp
3.10%, 04/27/2026	250,000	241,998
		2,094,350
Biotechnology - 0.3%
Amgen, Inc.
3.13%, 05/01/2025	40,000	39,341
Gilead Sciences, Inc.
3.65%, 03/01/2026	20,000	19,615
		58,956
Broadline Retail - 0.4%
Walmart, Inc.
1.80%, 09/22/2031	102,000	85,788
Building Products - 0.4%
Boise Cascade Co.
4.88%, 07/01/2030 (A)	92,000	86,592
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 2.1%
Huntsman International LLC
4.50%, 05/01/2029	$ 80,000	$ 76,904
LYB International Finance III LLC
5.63%, 05/15/2033	108,000	111,839
Orbia Advance Corp. SAB de CV
5.88%, 09/17/2044 (D)	200,000	181,830
PPG Industries, Inc.
2.55%, 06/15/2030	50,000	44,422
Sherwin-Williams Co.
4.50%, 06/01/2047	80,000	69,338
		484,333
Commercial Services & Supplies - 1.9%
Ambipar Lux SARL
9.88%, 02/06/2031 (A)	200,000	196,304
Carlisle Cos., Inc.
2.75%, 03/01/2030	110,000	98,591
Eaton Corp.
4.15%, 03/15/2033	70,000	66,908
Waste Management, Inc.
3.13%, 03/01/2025	80,000	78,988
		440,791
Construction & Engineering - 1.7%
Century Communities, Inc.
6.75%, 06/01/2027	56,000	56,331
D.R. Horton, Inc.
2.60%, 10/15/2025	70,000	67,933
IHS Holding Ltd.
5.63%, 11/29/2026 (A)	200,000	190,182
Meritage Homes Corp.
5.13%, 06/06/2027	66,000	65,869
		380,315
Consumer Staples Distribution & Retail - 2.0%
Alimentation Couche-Tard, Inc.
3.63%, 05/13/2051 (A)	131,000	96,310
InRetail Consumer
3.25%, 03/22/2028 (A)	200,000	182,686
Sysco Corp.
3.30%, 07/15/2026 - 02/15/2050	210,000	185,191
		464,187
Containers & Packaging - 1.2%
Cascades, Inc./Cascades USA, Inc.
5.13%, 01/15/2026 (A)	59,000	58,256
5.38%, 01/15/2028 (A)	88,000	85,277
Sonoco Products Co.
2.25%, 02/01/2027	79,000	74,103
2.85%, 02/01/2032	55,000	47,088
		264,724
Diversified REITs - 1.2%
SBA Tower Trust
6.60%, 11/15/2052 (A)	80,000	81,849
Transamerica Funds

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs (continued)
Trust Fibra Uno
7.38%, 02/13/2034 (A)	$ 200,000	$ 199,488
		281,337
Diversified Telecommunication Services - 1.7%
Network i2i Ltd.
Fixed until 01/15/2025, 5.65% (C), 01/15/2025 (D)(E)	200,000	199,232
Verizon Communications, Inc.
3.88%, 02/08/2029	200,000	193,048
		392,280
Electric Utilities - 5.0%
Duke Energy Carolinas LLC
3.95%, 11/15/2028	110,000	107,438
ENEL Finance International NV
2.50%, 07/12/2031 (A)	200,000	167,933
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A)(B)	200,000	192,918
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	120,000	115,991
Niagara Mohawk Power Corp.
1.96%, 06/27/2030 (A)	70,000	59,633
Northern States Power Co.
2.60%, 06/01/2051	70,000	43,084
Pacific Gas & Electric Co.
6.70%, 04/01/2053	141,000	150,709
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (A)	91,000	85,866
Public Service Co. of Colorado
4.10%, 06/15/2048	110,000	86,527
Southern Power Co.
0.90%, 01/15/2026	130,000	122,435
		1,132,534
Energy Equipment & Services - 0.1%
Sunnova Energy Corp.
5.88%, 09/01/2026 (A)(B)	21,000	17,367
Financial Services - 1.1%
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A)	130,000	129,027
USAA Capital Corp.
2.13%, 05/01/2030 (A)	150,000	130,996
		260,023
Food Products - 0.8%
Danone SA
2.95%, 11/02/2026 (A)	200,000	191,862
Health Care Equipment & Supplies - 0.6%
Danaher Corp.
3.35%, 09/15/2025	80,000	78,639
Koninklijke Philips NV
6.88%, 03/11/2038	60,000	67,236
		145,875
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care REITs - 0.4%
Healthpeak OP LLC
3.50%, 07/15/2029	$ 90,000	$ 84,435
Household Products - 0.3%
Kimberly-Clark Corp.
3.10%, 03/26/2030	80,000	74,531
Independent Power & Renewable Electricity Producers - 0.1%
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A)	30,000	26,570
Industrial REITs - 0.6%
Prologis LP
4.63%, 01/15/2033	141,000	137,705
Interactive Media & Services - 0.1%
Alphabet, Inc.
1.10%, 08/15/2030	40,000	33,400
IT Services - 0.2%
International Business Machines Corp.
3.30%, 01/27/2027	35,000	33,933
Machinery - 0.8%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027 (A)	190,000	186,153
Metals & Mining - 0.4%
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029 (A)	90,000	90,183
Personal Care Products - 0.8%
Procter & Gamble Co.
2.45%, 11/03/2026	80,000	76,528
Unilever Capital Corp.
2.00%, 07/28/2026	100,000	94,985
		171,513
Pharmaceuticals - 1.1%
AbbVie, Inc.
3.20%, 05/14/2026	20,000	19,483
4.05%, 11/21/2039	20,000	17,764
AstraZeneca PLC
4.00%, 01/17/2029	60,000	58,727
Eli Lilly & Co.
2.75%, 06/01/2025	40,000	39,273
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/2025	40,000	39,600
Merck & Co., Inc.
3.70%, 02/10/2045	40,000	32,096
Pfizer, Inc.
4.20%, 09/15/2048	40,000	34,094
		241,037
Residential REITs - 1.3%
American Homes 4 Rent LP
5.50%, 02/01/2034	111,000	111,378
UDR, Inc.
3.10%, 11/01/2034	80,000	65,912
Transamerica Funds

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Residential REITs (continued)
Ventas Realty LP
3.50%, 02/01/2025	$ 130,000	$ 128,465
		305,755
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.
3.73%, 12/08/2047	140,000	105,668
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40%, 05/01/2030	50,000	46,145
		151,813
Software - 0.6%
Microsoft Corp.
3.30%, 02/06/2027	130,000	126,745
Specialized REITs - 1.4%
American Tower Corp.
3.60%, 01/15/2028	80,000	76,589
Crown Castle, Inc.
2.90%, 04/01/2041	80,000	56,907
3.30%, 07/01/2030	50,000	45,426
Digital Realty Trust LP
3.70%, 08/15/2027	140,000	135,217
		314,139
Technology Hardware, Storage & Peripherals - 0.6%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	26,000	26,399
6.20%, 07/15/2030	70,000	74,394
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025	40,000	39,846
		140,639
Water Utilities - 0.5%
American Water Capital Corp.
3.45%, 06/01/2029	110,000	104,003
Wireless Telecommunication Services - 1.3%
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/2032 (A)	150,000	122,285
Vmed O2 UK Financing I PLC
4.75%, 07/15/2031 (A)	200,000	171,740
		294,025
Total Corporate Debt Securities (Cost $10,832,345)		9,806,336
U.S. GOVERNMENT OBLIGATIONS - 19.9%
U.S. Treasury - 19.9%
U.S. Treasury Bonds
1.75%, 08/15/2041	586,000	399,441
2.00%, 08/15/2051	1,074,000	663,237
2.25%, 02/15/2052	322,000	211,086
2.88%, 05/15/2052	814,000	613,648
3.38%, 08/15/2042	838,000	727,489
U.S. Treasury Notes
2.88%, 05/15/2032	529,000	487,217
3.88%, 08/15/2033	392,000	385,247
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
4.00%, 07/31/2029	$ 253,000	$ 253,020
4.13%, 11/15/2032	781,000	783,929
Total U.S. Government Obligations (Cost $5,123,328)		4,524,314
U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.51%, 03/25/2029	225,000	216,262
3.90%, 04/25/2028	418,000	409,209
Federal National Mortgage Association
0.88%, 08/05/2030 (B)	239,000	197,783
Uniform Mortgage-Backed Security, TBA
2.00%, 08/01/2054 (F)	800,000	641,123
2.50%, 08/01/2039 - 08/01/2054 (F)	1,280,000	1,104,384
3.00%, 08/01/2054 (F)	400,000	347,883
3.50%, 08/01/2054 (F)	400,000	361,688
Total U.S. Government Agency Obligations (Cost $3,400,360)		3,278,332
ASSET-BACKED SECURITIES - 12.7%
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2, 1.94%, 08/15/2046 (A)	200,000	186,287
DataBank Issuer LLC
Series 2021-1A, Class A2, 2.06%, 02/27/2051 (A)	125,000	116,672
Series 2021-2A, Class A2, 2.40%, 10/25/2051 (A)	100,000	91,876
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/2048 (A)	71,445	56,283
Series 2021-5CS, Class A, 2.31%, 10/20/2048 (A)	92,721	74,812
Series 2022-1GS, Class B, 2.94%, 01/20/2049 (A)	109,607	84,866
Hertz Vehicle Financing III LLC
Series 2023-2A, Class A, 5.57%, 09/25/2029 (A)	140,000	141,248
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/2047 (A)	147,592	121,166
Series 2021-1GS, Class A, 2.29%, 01/20/2048 (A)	58,979	47,433
Series 2021-2GS, Class A, 2.22%, 03/20/2048 (A)	43,393	34,446
Luminace ABS Issuer LLC
Series 2022-1, Class A, 4.88%, 07/31/2062 (A)	155,918	145,814
MMAF Equipment Finance LLC
Series 2020-A, Class A5, 1.56%, 10/09/2042 (A)	186,000	168,728
Mosaic Solar Loan Trust
Series 2021-3A, Class B, 1.92%, 06/20/2052 (A)	69,424	51,628
Transamerica Funds

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
OneMain Financial Issuance Trust
Series 2022-S1, Class A, 4.13%, 05/14/2035 (A)	$ 135,000	$ 132,834
ServiceMaster Funding LLC
Series 2020-1, Class A2II, 3.34%, 01/30/2051 (A)	117,863	101,041
Series 2021-1, Class A2II, 3.11%, 07/30/2051 (A)	114,179	95,548
SoFi Professional Loan Program LLC
Series 2019-C, Class BFX, 3.05%, 11/16/2048 (A)	261,000	225,028
Sunnova Helios IV Issuer LLC
Series 2020-AA, Class A, 2.98%, 06/20/2047 (A)	185,164	165,813
Sunnova Sol II Issuer LLC
Series 2020-2A, Class A, 2.73%, 11/01/2055 (A)	124,671	102,188
Sunnova Sol III Issuer LLC
Series 2021-1, Class A, 2.58%, 04/28/2056 (A)	121,900	96,862
Sunrun Demeter Issuer LLC
Series 2021-2A, Class A, 2.27%, 01/30/2057 (A)	107,084	88,818
Sunrun Vulcan Issuer LLC
Series 2021-1A, Class A, 2.46%, 01/30/2052 (A)	104,641	85,878
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2, 1.65%, 09/15/2045 (A)	180,000	171,972
Series 2021-1A, Class A2, 2.17%, 10/15/2046 (A)	125,000	115,655
Vivint Solar Financing VII LLC
Series 2020-1A, Class A, 2.21%, 07/31/2051 (A)	205,567	178,417
Total Asset-Backed Securities (Cost $3,304,340)		2,881,313
MORTGAGE-BACKED SECURITIES - 5.6%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class E, 1-Month Term SOFR + 2.42%, 7.75% (C), 09/15/2034 (A)	145,000	131,053
Benchmark Mortgage Trust
Series 2020-IG3, Class B, 3.29% (C), 09/15/2048 (A)	175,000	100,151
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, 3.55% (C), 09/10/2035 (A)	143,000	137,516
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-OSB, Class C, 3.75% (C), 06/05/2039 (A)	174,000	152,609
Series 2022-OPO, Class C, 3.45% (C), 01/05/2039 (A)	140,000	112,000
Manhattan West Mortgage Trust
Series 2020-1MW, Class B, 2.34% (C), 09/10/2039 (A)	185,000	165,561
SLG Office Trust
Series 2021-OVA, Class D, 2.85%, 07/15/2041 (A)	130,000	103,628
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust
Series 2018-3, Class A1, 3.75% (C), 05/25/2058 (A)	$ 97,634	$ 95,062
Series 2018-5, Class A1A, 3.25% (C), 07/25/2058 (A)	30,584	29,757
Series 2019-4, Class A1, 2.90% (C), 10/25/2059 (A)	105,039	99,018
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	156,419	148,294
Total Mortgage-Backed Securities (Cost $1,526,595)		1,274,649
FOREIGN GOVERNMENT OBLIGATIONS - 1.8%
Chile - 0.8%
Chile Government International Bonds
4.34%, 03/07/2042	200,000	174,685
Colombia - 0.4%
Colombia Government International Bonds
7.38%, 09/18/2037	100,000	98,501
Panama - 0.2%
Panama Government International Bonds
6.70%, 01/26/2036	53,000	52,777
Republic of South Africa - 0.4%
Republic of South Africa Government International Bonds
6.25%, 03/08/2041	100,000	87,678
Total Foreign Government Obligations (Cost $508,958)		413,641
LOAN ASSIGNMENTS - 0.8%
Communications Equipment - 0.4%
CommScope, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 8.71% (C), 04/06/2026	106,371	99,501
Trading Companies & Distributors - 0.4%
Vertiv Group Corp. Term Loan B2, 1-Month Term SOFR + 2.00%, 7.34% (C), 03/02/2027	86,651	86,868
Total Loan Assignments (Cost $192,594)		186,369
COMMERCIAL PAPER - 4.8%
Health Care Providers & Services - 3.1%
Roche Holdings, Inc.
5.43% (G), 09/20/2024 (A)	700,000	694,733
Pharmaceuticals - 1.7%
Pfizer, Inc.
5.46% (G), 08/27/2024 (A)	400,000	398,405
Total Commercial Paper (Cost $1,093,309)		1,093,138
Transamerica Funds

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 4.3%
U.S. Treasury Bills 5.37% (G), 10/24/2024	$ 1,000,000	$ 987,995
Total Short-Term U.S. Government Obligation (Cost $987,960)		987,995

	Shares	Value
OTHER INVESTMENT COMPANY - 2.2%
Securities Lending Collateral - 2.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.26% (G)	492,103	492,103
Total Other Investment Company (Cost $492,103)		492,103

Principal	Value
REPURCHASE AGREEMENT - 3.5%
Fixed Income Clearing Corp.,
2.50% (G), dated 07/31/2024, to be
repurchased at $810,728 on 08/01/2024.
Collateralized by a U.S. Government
Obligation, 5.00%, due 09/30/2025, and
with a value of $827,027.
$ 810,672	$ 810,672
Total Repurchase Agreement (Cost $810,672)	810,672
Total Investments (Cost $28,272,564)	25,748,862
Net Other Assets (Liabilities) - (13.1)%	(2,991,592)
Net Assets - 100.0%	$ 22,757,270
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$9,806,336	$—	$9,806,336
U.S. Government Obligations	—	4,524,314	—	4,524,314
U.S. Government Agency Obligations	—	3,278,332	—	3,278,332
Asset-Backed Securities	—	2,881,313	—	2,881,313
Mortgage-Backed Securities	—	1,274,649	—	1,274,649
Foreign Government Obligations	—	413,641	—	413,641
Loan Assignments	—	186,369	—	186,369
Commercial Paper	—	1,093,138	—	1,093,138
Short-Term U.S. Government Obligation	—	987,995	—	987,995
Other Investment Company	492,103	—	—	492,103
Repurchase Agreement	—	810,672	—	810,672
Total Investments	$492,103	$25,256,759	$—	$25,748,862
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the total value of 144A securities is $9,009,191, representing 39.6% of the Fund's net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $482,001, collateralized by cash collateral of $492,103. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Floating or variable rate security. The rate disclosed is as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2024, the total value of the Regulation S securities is $381,062, representing 1.7% of the Fund's net assets.

(E)	Perpetual maturity. The date displayed is the next call date.
(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)	Rate disclosed reflects the yield at July 31, 2024.
Transamerica Funds

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(H)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Transamerica Funds

Transamerica Sustainable Bond

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Sustainable Bond (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Funds

Transamerica Sustainable Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds